CONSTRUCTION-IN-PROGRESS	12 Months Ended
Dec. 31, 2022
Schedule Of Construction In Progress
CONSTRUCTION-IN-PROGRESS

7.	CONSTRUCTION-IN-PROGRESS

Construction-in-progress consist of the following:

As of:	December 31, 2022	December 31, 2021
Greenhouse costs	$-	$452,405

As of December 31, 2022, the Company has substantially completed the development of its greenhouses in Olympia, Washington that will be used to grow functional mushrooms. As such, the associated costs were transferred to PP&E during the year ended December 31, 2022.